Goodwill - Summary of the estimation of recoverable amounts of two CGU's (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projections period	10 years
Prevention EMEA within the Prevention segment
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate	16.80%	16.00%
Terminal value growth rate	3.20%	3.00%
Average revenue growth rate	25.10%	24.40%
Diagnostics EMEA within the Diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate	16.80%	13.70%
Terminal value growth rate		3.00%
Average revenue growth rate		18.40%